UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2000

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		June 4, 2004
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of
       this reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	104

Form 13F Information Table Value Total:	$144,074	(thousands)


List of Other Included Managers:

NONE










Voting


Value

Investment
Other
Authority
Security
Cusip
(x$1000)
Quantity
Discretion
Managers
Sole
ACT MFG INC COM
000973107
$602
38,200
Sole
None
38,200
AGILENT TECHNOLOGIES COM
00846U101
$419
7,654
Sole
None
7,654
ALLTEL CORP COM
020039103
$433
6,934
Sole
None
6,934
AMERICAN EXPRESS CO COM
025816109
$1,093
19,900
Sole
None
19,900
AMERICAN INTL GROUP COM
026874107
$1,155
11,714
Sole
None
11,714
AMERIPATH INC COM
03071D109
$5,878
235,100
Sole
None
235,100
AT&T CORP COM
001957505
$365
21,167
Sole
None
21,167
BAKER HUGHES INC COM
057224107
$1,540
37,050
Sole
None
37,050
BANKAMERICA CORP NEW COM
060505104
$520
11,333
Sole
None
11,333
BRIGHT HORIZON FAMILY COM
109195107
$1,191
45,600
Sole
None
45,600
BRINKER INTL INC COM
109641100
$2,475
58,580
Sole
None
58,580
BRISTOL MYERS SQUIBB COM
110122108
$540
7,300
Sole
None
7,300
BRITISH PETE PLC AMERN SH
055622104
$754
15,752
Sole
None
15,752
CAMDEN PPTY TR SH BEN INT
133131102
$1,998
59,632
Sole
None
59,632
CANADIAN NATL RY CO COM
136375102
$861
29,000
Sole
None
29,000
CARDINAL HEALTH
14149Y108
$1,260
12,650
Sole
None
12,650
CATERPILLAR INC DEL COM
149123101
$958
20,250
Sole
None
20,250
CENDANT CORP COM
151313103
$1,249
129,782
Sole
None
129,782
CENTEX CORP COM
152312104
$729
19,400
Sole
None
19,400
CENTURYTEL INC COM
156700106
$1,160
32,450
Sole
None
32,450
CHART INDS INC COM
16115Q100
$901
208,850
Sole
None
208,850
CISCO SYS INC COM
17275R102
$1,857
48,550
Sole
None
48,550
CITIGROUP INC COM
172967101
$421
8,248
Sole
None
8,248
COMDISCO INC COM
200336105
$1,021
89,300
Sole
None
89,300
COMPUWARE
205638109
$532
85,050
Sole
None
85,050
CONSOLIDATED STORES CP COM
210149100
$830
78,100
Sole
None
78,100
CROSSMANN CMNTYS INC COM
22764E109
$2,039
97,100
Sole
None
97,100
DOW CHEM CO COM
260543103
$230
6,276
Sole
None
6,276
DUKE REALTY INVT INC COM NEW
264411505
$1,317
53,500
Sole
None
53,500
EASTMAN KODAK CO COM
277461109
$1,272
32,315
Sole
None
32,315
EEX CORP COM
26842V207
$166
34,033
Sole
None
34,033
ELAN PLC ADR
284131208
$441
9,416
Sole
None
9,416
ENRON CORP COM
293561106
$6,685
80,425
Sole
None
80,425
EOG RES INC COM
26875P101
$2,195
40,190
Sole
None
40,190
EXXON CORP COM
30231G102
$859
9,884
Sole
None
9,884
FIRST ESSEX BANCORP
320103104
$938
46,750
Sole
None
46,750
FIRST UN CORP COM
337358105
$1,855
66,696
Sole
None
66,696
FIRSTMERIT CORP COM
337915102
$2,699
100,947
Sole
None
100,947
FLUOR CORP COM
343412102
$1,157
35,000
Sole
None
35,000
FORD MTR CO DEL COM
345370860
$267
11,376
Sole
None
11,376
FRANKLIN RES INC COM
354613101
$446
11,700
Sole
None
11,700
GATX CORP COM
361448103
$1,576
31,600
Sole
None
31,600
GENCORP INC COM
368682100
$967
100,518
Sole
None
100,518
GENERAL ELEC CO COM
369604103
$701
14,622
Sole
None
14,622
GENERAL MTRS CORP CL H NEW
370442832
$428
18,627
Sole
None
18,627
GENERAL MTRS CORP COM
370442105
$888
17,427
Sole
None
17,427
GEORGIA PAC CORP COM GA PAC
GRP
373298108
$205
6,600
Sole
None
6,600
HALLIBURTON CO COM
406216101
$1,541
42,510
Sole
None
42,510
HARTFORD FINL SVCS COM
416515104
$890
12,600
Sole
None
12,600
HCA-THE HEALTHCARE COMPANY
404119109
$2,795
63,499
Sole
None
63,499
HEWLETT-PACKARD
428236103
$1,203
38,100
Sole
None
38,100
HILFIGER TOMMY CORP ORD
G8915Z102
$970
98,900
Sole
None
98,900
HORACE MANN EDUCTR CP COM
440327104
$1,444
67,544
Sole
None
67,544
HUFFY CORP COM
444356109
$277
42,650
Sole
None
42,650
INTEL CORP COM
458140100
$3,233
107,538
Sole
None
107,538
INTERNATIONAL BUS MACH COM
459200101
$245
2,880
Sole
None
2,880
INTL PAPER CO COM
460146103
$309
7,576
Sole
None
7,576
ITT INDS INC IND COM
450911102
$1,023
26,400
Sole
None
26,400
KENNAMETAL INC COM
489170100
$1,748
60,000
Sole
None
60,000
KIMBERLY CLARK CORP COM
494368103
$476
6,732
Sole
None
6,732
LEHMAN BROS HLDGS INC COM
524908100
$3,201
47,340
Sole
None
47,340
LOEWS CORP COM
540424108
$1,126
10,872
Sole
None
10,872
MASSEY ENERGY CORP COM
576206106
$446
35,000
Sole
None
35,000
MENTOR CORP MINN COM
587188103
$519
26,600
Sole
None
26,600
MERCK & CO INC COM
589331107
$4,873
52,045
Sole
None
52,045
MORGAN STANLEY DEAN WITTER
& CO NEW
617446448
$640
8,072
Sole
None
8,072
MOTOROLA
620076109
$1,585
78,270
Sole
None
78,270
NATIONAL CITY CORP COM
635405103
$932
32,424
Sole
None
32,424
NATIONAL SEMICONDUCTOR COM
637640103
$2,174
108,002
Sole
None
108,002
NATIONWIDE FINL SVCS CL A
638612101
$857
18,050
Sole
None
18,050
NORDSON CORP COM
655663102
$1,632
64,000
Sole
None
64,000
NORDSTROM INC
655664100
$1,761
96,840
Sole
None
96,840
OMNICARE INC COM
681904108
$1,060
49,000
Sole
None
49,000
ORACLE SYSTEMS
68389X105
$3,063
105,400
Sole
None
105,400
OWENS & MINOR INC NEW COM
690732102
$3,124
176,004
Sole
None
176,004
PAUL-SON GAMING
703578104
$9
13,900
Sole
None
13,900
PFIZER INC COM
717081103
$448
9,740
Sole
None
9,740
PHARMACIA CORP COM
71713U102
$249
4,080
Sole
None
4,080
POLYONE CORP COM
73179p106
$164
27,975
Sole
None
27,975
PROGRESSIVE CORP OHIO COM
743315103
$5,448
52,573
Sole
None
52,573
QUALITY DINING INC COM
74756P105
$204
99,000
Sole
None
99,000
READERS DIGEST ASSN INC
COMMON
755267101
$2,115
54,050
Sole
None
54,050
SBC COMMUNICATIONS INC COM
78387G103
$2,427
50,817
Sole
None
50,817
SCHLUMBERGER LTD COM
806857108
$4,321
54,050
Sole
None
54,050
SCI SYSTEMS INC
783890106
$2,448
92,800
Sole
None
92,800
SCOTTS CO CL A
810186106
$2,128
57,620
Sole
None
57,620
SCUDDER NEW ASIA FD COM
811183102
$602
64,600
Sole
None
64,600
SIMON PPTY GROUP NEW COM
828806109
$791
32,952
Sole
None
32,952
STARWOOD HOTEL&RESORTS
COMBND CTF NEW
85590A203
$2,854
80,964
Sole
None
80,964
STERIS CORP COM
859152100
$2,295
142,352
Sole
None
142,352
SUNGLASS HUT INTL INC COM
86736F106
$782
152,650
Sole
None
152,650
TENET HEALTHCARE CORP COM
88033G100
$803
18,060
Sole
None
18,060
TERADYNE INC COM
880770102
$2,753
73,900
Sole
None
73,900
TEXACO INC COM
881694103
$572
9,200
Sole
None
9,200
TOLL BROTHERS INC COM
889478103
$451
11,034
Sole
None
11,034
TRANSOCEAN SEDCO FOREX INC
g90078109
$3,126
67,947
Sole
None
67,947
TRW INC COM
872649108
$2,125
54,829
Sole
None
54,829
UBS AG ORD
H8920M855
$746
4,568
Sole
None
4,568
VERITAS SOFTWARE CO COM
923436109
$682
7,799
Sole
None
7,799
VERIZON COMMUNICATIONS COM
92343V104
$1,723
34,381
Sole
None
34,381
VODAFONE GROUP PLC
92857W100
$286
7,987
Sole
None
7,987
WAL-MART STORES
931142103
$255
4,800
Sole
None
4,800
WILD OATS MARKETS INC COM
96808B107
$946
222,699
Sole
None
222,699
WORLDCOM INC COM
98157D106
$1,103
78,456
Sole
None
78,456









$144,074